Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets
Allowance for doubtful accounts		¥ 22,343	$ 3,424	¥ 7,592
Accrued staff cost and expenses		42,091	6,451	12,669
Deferred revenue		11,214	1,719	11,051
Tax losses	[1]	404,178	61,943	52,411
VAT refund		2,032	311	351
Less: Valuation allowances		(402,197)	(61,639)	(56,292)
Total deferred tax assets		79,661	12,209	27,782
Deferred tax liabilities
Identifiable intangible assets arising from acquisition		63,570	9,743
Intangible assets and internally-developed software		39,306	6,024	15,691
Outside basis difference and others		452,023	69,275	451,740
Withholding income tax		76,610	11,741	71,056
Total deferred tax liabilities		¥ 631,509	$ 96,783	¥ 538,487

[1]	Upon the acquisition of TTP on December 31, 2020, the Group recorded deferred tax assets due to tax losses and related valuation allowance by approximately RMB355,730 (US$54,518) and RMB355,730 (US$54,518), respectively.